Leases - Schedule of Operating and Financing Leases Presented in Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating	$ 0	$ 3,430	$ 3,806
Finance		$ 597	$ 798
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Other non-current assets	Other non-current assets
Total leased assets		$ 4,027	$ 4,604
Operating lease liabilities, current	0	625	436
Finance lease liabilities, current		$ 16	$ 418
Finance Lease, Liabilities, Current, Statement of Financial Position [Extensible List]		Accrued and other current liabilities	Accrued and other current liabilities
Operating lease liabilities, noncurrent	$ 0	$ 4,004	$ 4,608
Finance lease liabilities, noncurrent			$ 16
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		Other non-current liabilities	Other non-current liabilities
Total lease liabilities		$ 4,645	$ 5,478